American Beacon International Equity Fund

AMR Class

Supplement dated May 31, 2013
to the
Prospectus and Summary Prospectus dated February 28, 2013

The information below supplements the Prospectus and Summary Prospectus both dated February 28, 2013 and is in addition to any other supplement(s):

In the “Summary Section” section of the American Beacon International Equity Fund under “Management” and sub-section “Portfolio Managers” for Lazard Asset Management LLC, the following is added:

Kevin J. Matthews Director	Since 2013

In the “Fund Management” section- “The Sub-Advisors” for Lazard Asset Management LLC, the following is added:

Kevin Matthews is a Portfolio Manager/Analyst on the International Equity International Equity Select teams. Prior to joining the International Equity Select team in 2010, he was a Research Analyst from 2001 to 2010 with a background in financials, automotive, aerospace, and capital goods sectors. Mr. Matthews joined Lazard in 2001.

***********************************************************
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE